Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 150,189		$ 249,837		$ 38,137
Accounts receivable	2,003,170		2,468,038		146
Inventories	353,549		144,565		28,502
Prepayments and other current assets	2,352,728		383,808		7,185
Due from related parties	27,025		984,806
Total current assets	4,886,661		4,231,054		73,970
Non-current assets
Deposits paid	1,883,447		671,921
Property and equipment, net	149,213		47,815		8,611
Operating lease right-of-use assets	400,415		153,251
Operating lease right-of-use assets, related parties	100,991		160,013		110,456
Intangible assets, net	2,444,493		3,028,490
Goodwill	1,386,323		1,368,915
Total Assets	11,251,543		9,661,459		193,037
Current liabilities
Operating lease obligations – current	134,589		67,915
Operating lease obligations, related parties - current	25,304		160,238		13,715
Accounts payable	321,528		251,541
Accrued liabilities	121,451		277,531		32,860
Income tax payable	222,183		321,670
Customer advances	538,829		580,151
Due to related parties	744,231		337,400		808,777
Total current liabilities	2,108,115		1,996,446		855,352
Non-current liabilities
Operating lease obligations – non-current	258,580		85,764
Operating lease obligations, related parties – non-current	81,304		93,332		98,189
Bank and other borrowings	224,259		254,266
Total Liabilities	2,672,258		2,429,808		953,541
Stockholders’ Equity
Common stock (150,000,000 shares authorized, 15,655,038 issued and outstanding as of September 30, 2021 and December 31, 2020)*	15,655	[1]	15,655	[1],[2]	15,388	[2]
Additional paid in capital*	11,061,233	[1]	11,061,233	[1],[2]	292,362	[2]
Accumulated deficit	(3,231,700)		(4,341,417)		(1,085,853)
Accumulated other comprehensive income	394,351		300,265		17,599
Total Fortune Valley Treasures, Inc. stockholders’ equity	8,239,539		7,035,736		(760,504)
Noncontrolling interests	339,746		195,915
Total Stockholders’ Equity	8,579,285		7,231,651	[3]	(760,504)	[4]
Total Liabilities and Stockholders’ Equity	$ 11,251,543		$ 9,661,459		$ 193,037

[1]	Given effect of the Reverse Stock Split, see Note 10.
[2]	Given effect of the Reverse Stock Split, see Note 13.
[3]	Given effect of the Reverse Stock Split, see Note 13.
[4]	Given effect of the Reverse Stock Split, see Note 10.